Condensed Statement of Changes in Shareholder's Equity (Parenthetical) $ in Thousands	3 Months Ended
Sep. 30, 2021 USD ($)
Recapitalization Costs	$ 15,912
Issuance Costs	7,718
Debt issuance costs	$ 224